Summarized Financial Information Reportable Segments (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Apr. 29, 2017	Jan. 28, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Segment Reporting Information [Line Items]
Sales		$ 821,220	$ 1,300,908	$ 858,548	$ 913,882	$ 876,684	$ 1,413,947	$ 894,654	$ 978,559	$ 3,894,558	$ 4,163,844	$ 4,297,108
Depreciation and amortization										$ 117,887	$ 135,863	$ 143,665
Sales by Product Line										100.00%	100.00%	100.00%
Operating Income (Loss)										$ 54,308	$ 14,656	$ 90,194
Capital Expenditures										96,258	94,274	$ 94,805
Total Assets	[1]	1,932,921				2,012,782				$ 1,932,921	$ 2,012,782
Media
Segment Reporting Information [Line Items]
Sales by Product Line	[2]									70.00%	70.00%	70.00%
Digital
Segment Reporting Information [Line Items]
Sales by Product Line	[3]									3.00%	5.00%	7.00%
Other
Segment Reporting Information [Line Items]
Sales by Product Line	[4]									27.00%	25.00%	23.00%
B&N Retail
Segment Reporting Information [Line Items]
Total Assets	[1]	1,897,122				1,873,381				$ 1,897,122	$ 1,873,381
Nook
Segment Reporting Information [Line Items]
Total Assets	[1],[5]	$ 35,799				$ 139,401				35,799	139,401
Operating Segments | B&N Retail
Segment Reporting Information [Line Items]
Sales										3,784,655	4,028,614	$ 4,108,243
Depreciation and amortization										98,877	101,888	104,373
Operating Income (Loss)										90,663	113,296	213,355
Capital Expenditures										89,706	81,277	73,783
Operating Segments | Nook
Segment Reporting Information [Line Items]
Sales										146,514	191,520	263,833
Depreciation and amortization										19,010	33,975	39,292
Operating Income (Loss)										(36,355)	(98,640)	(123,161)
Capital Expenditures										6,552	12,997	21,022
Elimination
Segment Reporting Information [Line Items]
Sales	[6]									$ (36,611)	$ (56,290)	$ (74,968)

[1]	Excludes intercompany balances.
[2]	Includes tangible books, music, movies, rentals and newsstand.
[3]	Includes NOOK®, related accessories, eContent and warranties.
[4]	Includes Toys & Games, café products, gifts and miscellaneous other.
[5]	Decrease in assets is related to the net tax receivable position.
[6]	Represents sales from NOOK to B&N Retail on a sell-through basis.